Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Trade and Other Receivables [Line Items]
Credit loss experience period	2 years	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ (761,710)	$ (15,438,558)	$ (3,113,324)	$ (2,035,004)
Financing receivable individually evaluated for impairment		$ 788,453	$ 827,739
Pemex Industrial Transformation
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		4.69%	5.75%
Pemex corporate
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		4.94%	4.60%
Pemex Logistics
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		1.64%	1.30%
PMI CIM
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.13%	0.16%
PMI TRD
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable		0.47%	0.07%